Cover	Nov. 11, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2021
Entity File Number	001-40254
Entity Registrant Name	Movano Inc.
Entity Central Index Key	0001734750
Entity Tax Identification Number	26-0579295
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6800 Koll Center Parkway
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94566
City Area Code	(415)
Local Phone Number	651-3172
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	MOVE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6200 Stoneridge Mall Rd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94588